Dividends on Ordinary Shares	6 Months Ended
Jun. 30, 2019
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Dividends on Ordinary Shares	7. DIVIDENDS ON ORDINARY SHARES An interim dividend of £164m was declared on 18 June 2019 and paid on 27 June 2019 on the Company’s ordinary shares in issue (H118: £250m).